Trade and other receivables (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 1,040,542	$ 1,032,522
Allowance for expected credit loss	47,691	46,768
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 117,152	$ 59,757